Commitments and contingencies (Details) € in Thousands, $ in Thousands			9 Months Ended	12 Months Ended
	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	Sep. 30, 2023 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters			1
Residual value guarantees in lease contracts			$ 767,157			€ 724,143
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment	$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement funded by insurers				$ 220,000					€ 179,284
Settlement under a reciprocal reservation of rights				250,000					€ 203,732
Net litigation settlement expense recorded				60,000	€ 48,896
Contribution to personal injury settlement				30,000	24,448
Uninsured fees and costs accrued				$ 30,000	€ 24,448
Amount to be recovered by AIG, if it prevails in all its remaining claims							$ 60,000	€ 48,896
Amount that FMCH claims to recover							$ 108,000	€ 88,012
Conversion of Company into legal form of stock corporation
Commitments and contingencies
Number of plaintiffs who filed against resolution approving conversion of Company into legal form of stock corporation			2
Conversion of Company into legal form of stock corporation | Minimum
Commitments and contingencies
Period of proceedings regarding action for contestation and annulment against resolution, first instance			1 year
Period of proceedings regarding action for contestation and annulment against resolution, second instance			1 year